Financial risk management (Details 4) $ in Thousands	9 Months Ended
Sep. 30, 2025 USD ($)
CAD/USD Exchange rate +/-10% [Member]
Statement [Line Items]
Net loss	$ 2,182
Other comprehensive loss	196
MXN/USD Exchange rate +/-10% [Member]
Statement [Line Items]
Net loss	3,378
Other comprehensive loss	$ 3